Segment Reporting (Schedule of Locations of Company's Long Lived Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Revenues from External Customers and Long-Lived Assets [Line Items]
Long lived assets	$ 9,287	$ 9,997
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long lived assets	257	420
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long lived assets	86	71
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long lived assets	$ 8,944	$ 9,506